Subsequent Events (Details Narrative) (10-K) - USD ($)	1 Months Ended						3 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Jan. 31, 2019	Aug. 31, 2018	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Proceeds from short-term promissory notes					$ 631,617	$ 75,000				$ 200,000	$ 530,000
Lease monthly rent amount							$ 16,397			$ 24,630
Number of shares issued during period										59,215,648
Number of shares issued during period, value							$ 175,000	$ 325,000	$ 325,000	$ 825,000		$ 2,495,388
Triton Funds LP [Member]
Number of shares issued during period, value				$ 325,000
Subsequent Event [Member] | Triton Funds LP [Member]
Number of shares issued during period	39,215,648	39,215,648
Number of shares issued during period, value			$ 325,000
Subsequent Event [Member] | Office Lease Agreement [Member]
Lease agreement, term	3 years								3 years
Subsequent Event [Member] | Office Lease Agreement [Member] | Months One Through Six [Member]
Lease monthly rent amount	$ 2,500
Subsequent Event [Member] | Office Lease Agreement [Member] | Months Six Through 12 [Member]
Lease monthly rent amount	3,500
Subsequent Event [Member] | Office Lease Agreement [Member] | Months 13 Through 36 [Member]
Lease monthly rent amount	$ 4,000
Subsequent Event [Member] | Short-term Promissory Note One [Member]
Proceeds from short-term promissory notes			200,000
Subsequent Event [Member] | Short-term Promissory Note Two [Member]
Proceeds from short-term promissory notes			$ 200,000